Investment properties (Details 3) - Level 3 [Member] ₪ in Millions, $ in Millions		12 Months Ended
		Jun. 30, 2019 ARS ($)	Jun. 30, 2018 ILS (₪)	Jun. 30, 2018 ARS ($)
Rental Property [Member] | ISRAEL | Offices [Member] | Discounted Cash Flow [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Increases in sensitivity analysis	[1]	$ (2,670)		$ (2,421)
Decreases in sensitivity analysis	[1]	$ 3,046		$ 2,900
Rental Property [Member] | ISRAEL | Offices [Member] | Discounted Cash Flow [Member] | Discount Rate [Member] | Minimum [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		7.00%	7.00%	7.00%
Rental Property [Member] | ISRAEL | Offices [Member] | Discounted Cash Flow [Member] | Discount Rate [Member] | Maximum [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		9.00%	9.00%	9.00%
Rental Property [Member] | ISRAEL | Offices [Member] | Discounted Cash Flow [Member] | Weighted Average Rental Value [Member] | NIS [Member]
Disclosure of detailed information about investment property [line items]
Weighted average rental value (per square meter)		$ 67	₪ 63
Increases in sensitivity analysis	[1]	4,697		$ 4,725
Decreases in sensitivity analysis	[1]	(4,697)		(4,725)
Rental Property [Member] | ISRAEL | Commercial Use [Member] | Discounted Cash Flow [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Increases in sensitivity analysis	[1]	(1,351)		(2,057)
Decreases in sensitivity analysis	[1]	$ 1,544		$ 2,267
Rental Property [Member] | ISRAEL | Commercial Use [Member] | Discounted Cash Flow [Member] | Discount Rate [Member] | Minimum [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		7.00%	7.00%	7.00%
Rental Property [Member] | ISRAEL | Commercial Use [Member] | Discounted Cash Flow [Member] | Discount Rate [Member] | Maximum [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		9.00%	9.00%	9.00%
Rental Property [Member] | ISRAEL | Commercial Use [Member] | Discounted Cash Flow [Member] | Weighted Average Rental Value [Member] | NIS [Member]
Disclosure of detailed information about investment property [line items]
Weighted average rental value (per square meter)		$ 90	₪ 87
Increases in sensitivity analysis	[1]	2,132		$ 2,551
Decreases in sensitivity analysis	[1]	(2,132)		(2,551)
Rental Property [Member] | ISRAEL | Industrial Use [Member] | Discounted Cash Flow [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Increases in sensitivity analysis	[1]	(502)		(742)
Decreases in sensitivity analysis	[1]	$ 570		$ 837
Rental Property [Member] | ISRAEL | Industrial Use [Member] | Discounted Cash Flow [Member] | Discount Rate [Member] | Minimum [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		7.75%	7.75%	7.75%
Rental Property [Member] | ISRAEL | Industrial Use [Member] | Discounted Cash Flow [Member] | Discount Rate [Member] | Maximum [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		9.00%	9.00%	9.00%
Rental Property [Member] | ISRAEL | Industrial Use [Member] | Discounted Cash Flow [Member] | Weighted Average Rental Value [Member] | NIS [Member]
Disclosure of detailed information about investment property [line items]
Weighted average rental value (per square meter)		$ 32	₪ 31
Increases in sensitivity analysis	[1]	1,211		$ 1,549
Decreases in sensitivity analysis	[1]	$ (1,211)		$ (1,549)
Rental Property [Member] | UNITED STATES | HSBC Building (Offices) [Member] | Discounted Cash Flow [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		6.25%	6.25%	6.25%
Increases in sensitivity analysis	[1]	$ (1,886)		$ (1,526)
Decreases in sensitivity analysis	[1]	1,974		1,616
Rental Property [Member] | UNITED STATES | HSBC Building (Offices) [Member] | Discounted Cash Flow [Member] | Weighted Average Rental Value [Member] | USD [Member]
Disclosure of detailed information about investment property [line items]
Weighted average rental value (per square meter)		78	₪ 73
Increases in sensitivity analysis	[1]	3,339		4,129
Decreases in sensitivity analysis	[1]	$ (3,339)		$ (4,129)
Rental Property [Member] | UNITED STATES | Las Vegas Project (Offices And Commercial Use) [Member] | Discounted Cash Flow [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		8.50%	8.50%	8.50%
Increases in sensitivity analysis	[1]	$ (327)		$ (208)
Decreases in sensitivity analysis	[1]	345		219
Rental Property [Member] | UNITED STATES | Las Vegas Project (Offices And Commercial Use) [Member] | Discounted Cash Flow [Member] | Weighted Average Rental Value [Member] | USD [Member]
Disclosure of detailed information about investment property [line items]
Weighted average rental value (per square meter)		27	₪ 33
Increases in sensitivity analysis	[1]	410		468
Decreases in sensitivity analysis	[1]	$ (410)		$ (468)
Shopping Malls [Member] | ARGENTINA | Discounted Cash Flow [Member] | Discount Rate [Member]
Disclosure of detailed information about investment property [line items]
Discount rate		12.10%	9.79%	9.79%
Increases in sensitivity analysis	[1]	$ (3,266)		$ (7,850)
Decreases in sensitivity analysis	[1]	$ 4,073		$ 10,573
Shopping Malls [Member] | ARGENTINA | Discounted Cash Flow [Member] | Growth Rate [Member]
Disclosure of detailed information about investment property [line items]
Growth rate		3.00%	3.00%	3.00%
Increases in sensitivity analysis	[1]	$ 1,536		$ 4,829
Decreases in sensitivity analysis	[1]	(1,232)		(3,589)
Shopping Malls [Member] | ARGENTINA | Discounted Cash Flow [Member] | Inflation [Member]
Disclosure of detailed information about investment property [line items]
Inflation	[2]
Increases in sensitivity analysis	[1]	2,860		6,277
Decreases in sensitivity analysis	[1]	(2,618)		(5,667)
Shopping Malls [Member] | ARGENTINA | Discounted Cash Flow [Member] | Devaluation [Member]
Disclosure of detailed information about investment property [line items]
Devaluation rate	[2]
Increases in sensitivity analysis	[1]	(3,035)		(10,196)
Decreases in sensitivity analysis	[1]	4,364		15,294
Plot Of Land [Member] | ARGENTINA | Comparable With Incidence Adjustment [Member] | Weighted Average Rental Value [Member]
Disclosure of detailed information about investment property [line items]
Weighted average rental value (per square meter)		13,033		14,312
Increases in sensitivity analysis	[1]	935		100
Decreases in sensitivity analysis	[1]	$ (935)		$ (100)
Plot Of Land [Member] | ARGENTINA | Comparable With Incidence Adjustment [Member] | % of incidence [Member]
Disclosure of detailed information about investment property [line items]
Percentage of incidence		3.00%	3.00%	3.00%
Increases in sensitivity analysis	[1]	$ 3,368		$ 3,119
Decreases in sensitivity analysis	[1]	(3,368)		(3,119)
Properties Under Development [Member] | ISRAEL | Estimated Fair Value Of Investment Property [Member] | Weighted Average Construction Cost [Member]
Disclosure of detailed information about investment property [line items]
Increases in sensitivity analysis	[1]	(586)		(642)
Decreases in sensitivity analysis	[1]	586		642
Properties Under Development [Member] | ISRAEL | Estimated Fair Value Of Investment Property [Member] | Weighted Average Construction Cost [Member] | NIS [Member]
Disclosure of detailed information about investment property [line items]
Weighted average construction cost (per square meter)		5,787	₪ 5,787
Increases in sensitivity analysis	[1]
Decreases in sensitivity analysis	[1]
Properties Under Development [Member] | ISRAEL | Estimated Fair Value Of Investment Property [Member] | Weighted Average Construction Cost [Member] | Minimum [Member]
Disclosure of detailed information about investment property [line items]
Annual weighted average discount rate		7.00%	7.00%	7.00%
Properties Under Development [Member] | ISRAEL | Estimated Fair Value Of Investment Property [Member] | Weighted Average Construction Cost [Member] | Maximum [Member]
Disclosure of detailed information about investment property [line items]
Annual weighted average discount rate		9.00%	9.00%	9.00%

[1]	Considering an increase or decrease of: 100 points for the discount and growth rate in Argentina, 10% for the incidence and inflation, 10% for the devaluation, 50 points for the discount rate of Israel and USA, and 1% for the value of the m2.
[2]	For the next 5 years, an average AR$ / US$ exchange rate with an upward trend was considered, starting at Ps. 38.05 (corresponding to the year ended June 30, 2019) and arriving at Ps. 72.16 (for 2018 starting at Ps. 19.51 and arriving at Ps 49.05). In the long term, a nominal devaluation rate of 5.7% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 55.5% (corresponding to the year ended June 30, 2019) and stabilizes at 8% after 10 years. (25% for 2018) These premises were determined at the closing date of the fiscal year.